As filed with the Securities and Exchange Commission on October 27, 2014

Securities Act File No. 33-92982

Investment Company Act File No. 811-9054

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 60	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 61	☒

(Check appropriate box or boxes)

Credit Suisse Opportunity Funds

(Exact Name of Registrant as Specified in Charter)

One Madison Avenue, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 325-2000

Karen Regan

Credit Suisse Opportunity Funds

One Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:

Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

It is proposed that this filing will become effective (check appropriate box)

☐                 immediately upon filing pursuant to paragraph (b)

☒               on November 19, 2014 pursuant to paragraph (b)

☐                 60 days after filing pursuant to paragraph (a)(1)

☐                 on (date) pursuant to paragraph (a)(1)

☐                 75 days after filing pursuant to paragraph (a)(2)

☐                 on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒               This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 60 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 61 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Credit Suisse Opportunity Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until November 19, 2014, the effectiveness of the registration statement for Credit Suisse Managed Futures Strategy Fund and Credit Suisse Multialternative Strategy Fund, filed in Post-Effective Amendment No. 59 on August 29, 2014, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 60 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Credit Suisse Opportunity Funds (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 27th day of October, 2014.

CREDIT SUISSE OPPORTUNITY FUNDS

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Chief Executive Officer and President	October 27, 2014
John G. Popp

/s/ Bruce S. Rosenberg	Chief Financial Officer	October 27, 2014
Bruce S. Rosenberg

/s/ Steven N. Rappaport*	Chairman of the Board	October 27, 2014
Steven N. Rappaport

/s/ Jeffrey E. Garten*	Trustee	October 27, 2014
Jeffrey E. Garten

/s/ Enrique R. Arzac*	Trustee	October 27, 2014
Enrique R. Arzac

*By:	/s/ Karen Regan
Karen Regan, as Attorney-in-Fact

Credit Suisse Cayman Managed Futures Strategy Fund, Ltd certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Registration Statement of Credit Suisse Opportunity Funds, on behalf of its series, Credit Suisse Managed Futures Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Managed Futures Strategy Fund, Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th day of October, 2014.

CREDIT SUISSE CAYMAN MANAGED FUTURES STRATEGY FUND, LTD

By:	/s/ John G. Popp
John G. Popp
Director

This Registration Statement of Credit Suisse Opportunity Funds, on behalf of its series, Credit Suisse Managed Futures Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Managed Futures Strategy Fund, Ltd, has been signed below by the following persons in the capacities on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Director, Credit Suisse Cayman	October 27, 2014
John G. Popp	Managed Futures Strategy Fund, Ltd

/s/ Mark Barres	Director, Credit Suisse Cayman	October 27, 2014
Mark Barres	Managed Futures Strategy Fund, Ltd

Credit Suisse Cayman Multialteranative Strategy Fund, Ltd certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Registration Statement of Credit Suisse Opportunity Funds, on behalf of its series, Credit Suisse Multialternative Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Multialternative Strategy Fund, Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th day of October, 2014.

CREDIT SUISSE CAYMAN MULTIALTERNATIVE STRATEGY FUND, LTD

By:	/s/ John G. Popp
John G. Popp
Director

This Registration Statement of Credit Suisse Opportunity Funds, on behalf of its series, Credit Suisse Multialternative Strategy Fund, with respect only to information that specifically relates to Credit Suisse Cayman Multialternative Strategy Fund, Ltd, has been signed below by the following persons in the capacities on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John G. Popp	Director, Credit Suisse Cayman	October 27, 2014
John G. Popp	Multialternative Strategy Fund, Ltd

/s/ Mark Barres	Director, Credit Suisse Cayman	October 27, 2014
Mark Barres	Multialternative Strategy Fund, Ltd